Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2019	2018	2017
	$m	$m	$m
At 1 January	89	103	99
Additions	74	187	76
Share of after tax losses	(116)	(113)	(55)
Unrecognised profit on transactions with joint ventures	–	(64)	(27)
Exchange and other adjustments	11	(24)	10
At 31 December	58	89	103

Schedule of summarised financial information for the associate and joint venture entities

	2019	2018	2017
	$m	$m	$m
Non-current assets	298	260	207
Current assets	447	233	158
Total liabilities	(89)	(71)	(41)
Net assets	656	422	324
Amount attributable to AstraZeneca	64	104	117
Exchange adjustments	(6)	(15)	(14)
Carrying value of investments in associate and joint ventures	58	89	103